Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
15. INCOME TAXES
The components of income tax expense are as follows:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Current	23,465	13,455	6,558
Deferred	581	(1,664)	1,118

Income tax expense	24,046	11,791	7,676

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Domestic	(27,902)	(23,750)	(3,911)
Foreign	126,903	133,611	75,985

	99,001	109,861	72,074

Since the Company is based in the Cayman Islands, a British overseas territory with no corporate income tax, tax on pretax income is calculated at the Cayman Islands statutory rate of zero for each year.
The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Tax expense at statutory rate of Cayman	—	—	—
Differences between Cayman and foreign statutory tax rates	24,255	12,509	846
Permanent differences	(4,249)	(703)	4,109
Temporary differences	(1,445)	(159)	638
Alternative minimum tax	4	9	1
Income tax on undistributed earnings	2,709	408	575
Net changes in income tax credit	166	116	3,917
Net changes in valuation allowance of deferred income tax assets	(2,401)	1,243	(1,820)
Net operating loss carryforwards	1,492	(1,431)	(294)
Liabilities related to unrealized tax benefits	3,455	(302)	(171)
Adjustment of prior years’ taxes and others	60	101	(125)

Income tax expense	24,046	11,791	7,676

Deferred income tax assets (liabilities) are as follows:

	December 31
	2018	2019
	US$	US$
Notes and accounts receivable	47	3
Stock-based compensation	2,103	1,104
Allowance for sales return	210	541
Inventory reserve	1,283	1,733
Foreign currency translation	(8)	(20)
Property and equipment	(52)	(359)
Investment tax credits	8,684	4,532
Net operating loss carryforwards	11,895	14,028
Others	945	494
Valuation allowance	(20,041)	(18,108)

	5,066	3,948

The valuation allowance shown in the table above relates to net operating loss carryforwards, tax credits and temporary differences for which the Company believes that realization is uncertain. Valuation allowance increased by US$
969

thousand for the year ended December 31, 2018 and decreased
by
US$
1,933

thousand for the year ended December 31, 2019, respectively. The decrease in valuation allowance in 2019 was primarily due to the FCI disposal. The increase in valuation allowance in 2018 is primarily due to the uncertainty in generating sufficient taxable income in the future and utilization of operating loss carryforwards
and research and development credits before they expire.
Starting from 2018 the corporate income tax rate in Taiwan increased from 17% to 20%. In addition, the rate of the corporate surtax applicable to 2018 unappropriated earnings was reduced from 10% to 5%.
As of December 31, 201
9
, the Company’s U
.
S
.
federal net operating loss carryforwards for federal income tax purposes were approximately US$9,475 thousand. If not utilized, the federal net operating loss carryforwards will expire in 2039.
As of December 31, 201
9
, the Company’s U
.
S
.
 federal
and state research and development tax credit
carryforwards
for federal and state income tax purposes were approximately US$
2,659
 thousand and US$
1,873
thousand, respectively. If not utilized, the federal tax credit carryforwards
will expire starting in
2039
while the state tax credit
carryforward
has
no expiration date
.
Current U
.
S
.

federal and California state laws include substantial restrictions on the utilization of net operating losses and credits in the event of an “ownership change” of a corporation. Accordingly, the Company’s ability to utilize net operating loss and tax credit carryforwards may be limited as a result of such “ownership change”. Such a limitation could result in the expiration of carryforwards before they are utilized.
As of December 31, 2019, the Company had accumulated undistributed earnings from a foreign subsidiary of US$345 million. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Unrecognized Tax Benefit
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Balance, beginning of year	10,286	15,056	18,707
Increases in tax positions taken in current year	6,647	5,937	6,890
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(1,877)	(2,286)	(4,942)

Balance, end of year	15,056	18,707	20,655

At December 31, 2019, the Company had US$20,655 thousand of unrecognized tax benefits that if recognized would affect the effective tax rate. For the years ended December 31, 2017, 2018 and 2019, the total amount of interest expense and penalties related to uncertain tax positions recorded in the provision for income tax expense was approximately US$617 thousand, US$776 thousand and US$319 thousand, respectively. The total amount of accrued interest and penalties recognized as of December 31, 2018 and 2019 was US$4,091 thousand and US$4,511 thousand, respectively. The Company does not expect uncertain tax positions to change in the next twelve months, except in the case of settlements with tax authorities, the likelihood and timing of which are difficult to estimate.
The Company files income tax returns in
the
U
.S.

and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2019:

Tax Jurisdiction	Tax Years
China	2016 and onward
Hong Kong	2016 and onward
Taiwan	2014 and onward
United States	2014 onward